Cover	Sep. 16, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 16, 2026
Entity Registrant Name	Hawaiian Electric Industries, Inc.
Entity File Number	1-8503
Entity Tax Identification Number	99-0208097
Entity Incorporation, State or Country Code	HI
Entity Address, Address Line One	1001 Bishop Street, Suite 2900
Entity Address, City or Town	Honolulu
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96813
City Area Code	808
Local Phone Number	543-5662
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, Without Par Value
Trading Symbol	HE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000354707
Amendment Flag	false